INVENTORY (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory [Line Items]
Inventory write off	$ 1,718	$ 508	$ 1,123
Raw Materials [Member]
Inventory [Line Items]
Inventory write off	$ 1,170	$ 0	$ 144